Consolidated Statements of Changes in Equity - EUR (€)	Total	Share capital and capital reserve	Share based compensation reserve	Founder preferred shares dividend reserve	Translation reserve	Cash flow hedging reserve	Accumulated deficit reserve	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Founder Preferred shares Founder preferred shares dividend reserve
Equity	€ 1,902,500,000
Equity, beginning balance at Dec. 31, 2016		€ 1,800,700,000	€ 1,000,000	€ 493,400,000	€ 84,000,000	€ 8,400,000	€ (485,000,000)	€ 1,902,500,000
Profit (loss)	136,500,000						136,500,000	136,500,000
Other comprehensive (loss)/income for the year	(11,300,000)				(800,000)	(11,400,000)	900,000	(11,300,000)
Comprehensive income	125,200,000				(800,000)	(11,400,000)	137,400,000	125,200,000
Purchase of treasury shares	177,100,000	177,100,000						177,100,000
Listing and share transaction costs	(500,000)	(500,000)						(500,000)
Increase (decrease) through share-based payment transactions, equity	2,600,000		2,600,000					2,600,000
Vesting of Non-Executive Restricted Stock award	(100,000)	600,000	(700,000)					(100,000)
Total transaction with owners, recognized directly in equity	(175,100,000)	(177,000,000)	1,900,000					(175,100,000)
Equity, ending balance at Dec. 31, 2017		1,623,700,000	2,900,000	493,400,000	83,200,000	(3,000,000)	(347,600,000)	1,852,600,000
Equity	1,852,600,000
Equity attributable to owners of the parent (restated)		1,623,700,000	2,900,000	493,400,000	83,200,000	(3,000,000)	(329,500,000)	1,870,700,000
Equity (restated)	1,870,700,000
Fair value gain (loss) that would have been recognised in profit or loss or other comprehensive income if financial liabilities had not been reclassified as measured at amortised cost, initial application of IFRS 9	18,100,000						18,100,000	18,100,000
Profit (loss)	170,500,000						171,200,000	171,200,000	€ (700,000)
Other comprehensive (loss)/income for the year	7,500,000				5,600,000	11,500,000	(9,600,000)	7,500,000
Comprehensive income	178,000,000				5,600,000	11,500,000	161,600,000	178,700,000	(700,000)
Founder Preferred Shares Annual Dividend Amount		(120,800,000)		120,800,000
Listing and share transaction costs	0
Increase (decrease) through share-based payment transactions, equity	13,000,000		13,000,000					13,000,000
Non controlling interest through acquisition of subsidiary	(100,000)								(100,000)
Vesting of Non-Executive Restricted Stock award	(200,000)	600,000	(800,000)					(200,000)
Issue of equity	100,000	3,400,000	(3,300,000)					100,000
Reclassification of awards for settlement of tax liabilities	(2,400,000)		(2,400,000)					(2,400,000)
Total transaction with owners, recognized directly in equity	10,400,000	124,800,000	6,500,000	(120,800,000)				10,500,000	(100,000)
Equity, ending balance at Dec. 31, 2018	2,059,900,000	1,748,500,000	9,400,000	372,600,000	88,800,000	8,500,000	(167,900,000)	2,059,900,000
Equity	2,059,100,000								(800,000.0)	€ 372,600,000
Equity attributable to owners of the parent (restated)		1,748,500,000	9,400,000	372,600,000	88,800,000	8,500,000	(136,600,000)	2,091,200,000
Equity (restated)	2,090,400,000
Opening balance sheet restatement IFRS 16	31,300,000						31,300,000	31,300,000
Profit (loss)	153,600,000						154,000,000	154,000,000	(400,000)
Other comprehensive (loss)/income for the year	(44,900,000)				6,000,000	(21,700,000)	(29,200,000)	(44,900,000)
Comprehensive income	108,700,000				6,000,000	(21,700,000)	124,800,000	109,100,000	(400,000)
Founder Preferred Shares Annual Dividend Amount		(2,500,000)		2,500,000				0		(2,500,000)
Listing and share transaction costs	(11,100,000)	(11,100,000)	0					(11,100,000)
Increase (decrease) through share-based payment transactions, equity	14,900,000		14,900,000					14,900,000
Vesting of Non-Executive Restricted Stock award	(800,000)	0	(800,000)					(800,000)
Issue of equity	354,200,000	355,500,000	(1,300,000)					354,200,000
Reclassification of awards for settlement of tax liabilities	400,000		400,000					400,000
Total transaction with owners, recognized directly in equity	357,600,000	346,900,000	13,200,000	(2,500,000)				357,600,000	0
Equity, ending balance at Dec. 31, 2019	2,557,900,000	€ 2,095,400,000	€ 22,600,000	€ 370,100,000	€ 94,800,000	€ (13,200,000)	€ (11,800,000)	€ 2,557,900,000
Equity	€ 2,556,700,000								€ (1,200,000)	€ 370,100,000